Financing (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2020	Oct. 21, 2019	Sep. 18, 2018	Oct. 31, 2019	Oct. 02, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019	Dec. 15, 2018
Proceeds from related party									$ 1,500
Repayment for related party						$ 300		892
Unsecured Promissory Note [Member] | Atlas Sciences, LLC [Member]
Debt interest rate				10.00%
Debt instrument face value	$ 500			$ 1,300		848
Proceeds from unsecured promissory note				1,300
Debt issuance discount				88		7
Expenses payable				$ 10
Debt instrument term				12 months
Maximum monthly redemption				$ 300
Default interest rate				22.00%
Share issued upon conversion	153,000
Share issued upon conversion, value	$ 531
Unamortized debt issuance costs						1
Unsecured Promissory Note [Member] | Subsequent Event [Member] | Atlas Sciences, LLC [Member]
Share issued upon conversion					47,000
Share issued upon conversion, value					$ 150
NovellusDx, Ltd. [Member]
Due to affiliate						$ 50
Conversion price						$ 4.50
Debt interest rate						0.00%
Debt instrument face value								$ 350
NovellusDx, Ltd. [Member] | Subsequent Event [Member]
Repayment for related party					$ 50
Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Proceeds from related party			$ 1,500
Due to affiliate										$ 50
Conversion price			$ 18.18
Debt interest rate			10.75%								21.00%
Settlement Agreement [Member] | NovellusDx, Ltd. [Member]
Repayment for related party		$ 100		$ 1,000
Conversion price		$ 4.50
Debt interest rate		0.00%
Settlement Agreement [Member] | NovellusDx, Ltd. [Member] | Excess Consideration Note [Member]
Proceeds from related party		$ 1,000
Original Credit Agreement and Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Line of credit, current						$ 450